Stock Based Compensation (Details 3) - Performance-based stock units	3 Months Ended
Dec. 31, 2015 $ / shares
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	1.00%
Derived service period	2 years 3 months 18 days
Expected volatility	57.60%
Annual dividend yield	0.00%
Fair value of common stock per share	$ 29.05